Owners' Equity	12 Months Ended
Dec. 31, 2015
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
Owners' Equity

Note 8—Owners’ Equity

Centennial OpCo

Centennial OpCo’s operations are governed by the provisions of the Fourth Amended and Restated Limited Liability Company Agreement (“Agreement”), effective April 15, 2015. As of December 31, 2015, members included Centennial HoldCo, Celero and Follow‑On, owning an approximate 61.2%,  21.2% and 17.6% membership interest in Centennial OpCo, respectively.

In 2015 Follow‑On contributed $84.2 million to Centennial OpCo in exchange for membership interests in Centennial OpCo. In addition, Centennial HoldCo contributed approximately $27.2 million to Centennial OpCo in exchange for additional membership interests in Centennial OpCo.

At December 31, 2015, Centennial OpCo has two classes of membership interests outstanding: Class A, which consist of membership interests held by Centennial HoldCo and Follow‑On; and Class B, which consist of membership interests held by Celero. As of December 31, 2015, Centennial HoldCo had contributed $289.4 million and had a remaining capital commitment of $32.5 million, Follow‑On had contributed $84.2 million and had a remaining capital commitment of $100.3 million, and Celero had contributed $125.4 million in conjunction with the Combination and does not have a remaining capital commitment. Under the terms of the Agreement, Centennial OpCo will dissolve upon the earlier of July 1, 2022; the sale, disposition or termination of all or substantially all of the property owned by Centennial OpCo; or consent in writing of Centennial HoldCo. Pursuant to the Agreement (and as is customary for limited liability companies), the liability of the members is limited to their contributed capital.

In December 2014, the Predecessor sold its interest in approximately 1,845 net acres in Ward County, Texas, including 18 vertical wells, to an NGP‑controlled entity for proceeds of $12.5 million. Because the Predecessor and purchaser are considered entities under common control, the gain of $1.5 million was recorded as a deemed contribution from sale of assets.

On October 15, 2014, Celero conveyed substantially all of its oil and gas properties and other assets to Centennial OpCo in exchange for membership interests in Centennial OpCo. In connection with the transaction Centennial HoldCo made cash tender offers to Celero’s limited partners to purchase their interest in the Partnership for their respective share of the transaction value of $157.6 million. A total of 20.4% of the partners accepted the cash tender offer for a total of $32.2 million. Celero subsequently redeemed Celero limited partnership interests from Centennial HoldCo for $17.1 million in cash and $15.1 million in Centennial OpCo’s membership interest. Celero’s contribution in Centennial OpCo after the conveyance was $125.4 million. Furthermore, the Combination was accounted for as a reorganization of entities under common control in a manner similar to a pooling of interest which resulted in a deemed distribution of $4.1 million.

On April 30, 2014 NGP X contributed and conveyed its membership interest in Centennial OpCo to Centennial HoldCo. On May 9, 2014, Centennial OpCo’s remaining members sold their membership interests to Centennial OpCo for $75.7 million.

On March 31, 2014 all of Centennial OpCo’s employee members sold their membership interests in Centennial OpCo. Centennial OpCo paid $11.4 million, net of promissory notes from certain employee members, to acquire the membership interests. Contemporaneously, Centennial HoldCo, agreed to purchase the entirety of Centennial OpCo’s issued and outstanding incentive units. The total consideration paid by Centennial HoldCo to acquire the issued and outstanding incentive units was $12.4 million and is included in General and administration expense on the consolidated and combined statement of operations. Additionally, the Predecessor recorded a deemed contribution from parent for payment of incentive units from Centennial HoldCo of $12.4 million for funding the incentive unit purchase. All of the incentive unit purchases were fully settled and terminated as of August 31, 2014.

In February 2014, the Predecessor sold its 98.5% interest in Atlantic Midstream to PennTex Permian, an NGP‑controlled entity for net proceeds of $71.8 million. Because the Predecessor and purchaser are considered entities under common control, the gain of $20.0 million was recorded as a deemed contribution from sale of assets.

In 2013, Centennial OpCo accepted $3.4 million of capital contributions from certain employee members in exchange for full recourse promissory notes, which were recorded as a reduction of owners’ equity.

Celero

In 2014, a portion of limited partners of the partnership elected to exit the partnership for total consideration of $32.2 million. In 2013, Celero made a $21.1 million tax distribution.